INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Summarised statement of comprehensive income
Revenue	$ 4,765	$ 4,669	$ 4,634
Attributable profit for the year	767	784	410
Total comprehensive income for the year	969	594	220
Income statement profit (loss)	6	(3)	$ (16)
Bioventus
Summarised statement of comprehensive income
Revenue	301	282
Attributable profit for the year	1	(21)
Group adjustments	11	15
Total comprehensive income for the year	12	(6)
Income statement profit (loss)	$ 6	$ (3)
Percentage of associate held	49.00%	49.00%		49.00%